UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Exact name of registrant as specified in charter)

1741 Tiburon Drive
Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Mark A. Elste
The 504 Fund
1741 Tiburon Drive
Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The 504 Fund

SCHEDULE OF INVESTMENTS

September 30, 2015

(Unaudited)

504 First Lien Loans – 82.65%	Interest Rate	Maturity	Principal	Fair Value

Hospitality Properties – 13.42%
D S Hospitality, LLC, California	1 Year Libor + 5.16% (5.43% Floor)	3/15/2044	$1,646,149	$1,701,871
Moses Lake Investors, LLC, Washington(a)	Prime + 2.25% (5.50% Floor)	10/1/2039	979,843	1,026,523
Vaibhav Laxmi, Inc., Illinois	5 Year Libor + 4.75% (6.50% Floor)	9/1/2026	1,669,500	1,686,729
YC Anchorage Hotel Group, L.P., Alaska	3 Year Libor + 5.18% (6.18% Floor)	5/15/2044	2,863,371	2,918,205
Total Hospitality Properties				7,333,328

Multi-Purpose Properties – 69.23%
1250 Philadelphia, LLC, California	5 Year Libor + 4.00% (5.93% Floor)	10/15/2039	2,508,672	2,670,105
413 East 53rd Street, LLC, New York	3 Year Libor + 4.17% (4.95% Floor)	2/1/2044	1,687,823	1,726,187
7410-7428 Bellaire, LLC, California	5 Year Libor + 4.00% (5.78% Floor)	9/15/2039	2,405,399	2,573,367
77 West Mount Pleasant Avenue, LLC, New Jersey	3 Year Libor + 4.00% (5.125% Floor)	5/1/2040	331,235	347,993
AKT Elevon Partners, LLC, California	5 Year Libor + 3.88% (5.70% Floor)	10/1/2045	4,299,750	4,333,417
Anthony Ghostine, Kristina J. Ghostine, California	3 Year Libor + 5.15% (6.30% Floor)	12/1/2044	402,013	406,673
BT Vineland, LLC, California	3 Year Libor + 5.40% (6.74% Floor)	1/1/2045	944,793	961,194
Caruba Properties, LLC, New Jersey	6.00% (6.00% Floor)	9/2/2036	609,390	638,379
CBERT Rifle, LLC, Utah	5 Year Libor + 4.25% (5.147% Floor)	9/1/2037	1,397,514	1,459,452
CBERT Williston, LLC, Colorado	5 Year Libor + 4.25% (5.132% Floor)	1/1/2038	1,279,562	1,323,285
CV Investment Properties, LLC, Arizona	5 Year Libor + 4.75% (6.00% Floor)	10/30/2038	630,216	670,670
Edward Adourian, LLC, California	6.66% (6.66% Floor)	3/15/2039	493,772	527,383
Greenland Group US, LLC, New Jersey	6.38% (6.38% Floor)	2/1/2037	325,959	349,399
Grigorian Investments, LLC, California	5 Year Libor +4.50% (6.33% Floor)	9/15/2039	536,447	570,650
Marcus D. Chu, Tracey Chu, California	5 Year Libor + 4.75% (6.586% Floor)	3/10/2040	1,757,904	1,878,953
None of Your Business, LLC, Illinois	3 Year Libor + 5.00% (6.25% Floor)	9/15/2044	494,237	521,247
Palomar Oaks Corp., California	5 Year Libor + 4.50% (6.28% Floor)	2/1/2039	1,319,548	1,373,346
PATC, LLC, California	3 Year Libor + 3.25% (4.36% Floor)	9/15/2044	4,065,025	4,178,074
PennRose Studios, LLC, California	3 Year Libor + 5.40% (6.63% Floor)	1/1/2045	909,825	927,148
Rayr Holdings, LLC, California	3 Year Libor + 5.775% (7.025% Floor)	7/1/2045	924,363	985,630
Ruby View Investments, LLC, Oregon(a)	5 Year Libor + 4.00% (6.50% Floor)	6/26/2037	2,067,071	2,198,702
Rug Palace, Inc. dba Rug Palace Expo, California	Prime + 2.25% (5.50% Floor)	2/15/2044	684,507	694,768
Stanley Avenue Realty, LLC, New York	4 Year Libor + 3.72% (4.77% Floor)	9/15/2044	1,917,807	1,982,955
Storage Fit, LLC, California	5 Year Libor + 5.75% (7.39% Floor)	3/1/2045	419,440	426,390
Watson Kellogg Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	647,513	689,899
Watson Osburn Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	517,957	551,852

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015 (Unaudited)

504 FIRST LIEN LOANS (Continued)	Interest Rate	Maturity	Principal	Fair Value

Multi-Purpose Properties (CONTINUED)
Watson RathDrum Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	$1,359,279	$1,448,258
ZC Park, LLC, Arizona	5 Year Libor + 4.00% (5.88% Floor)	10/15/2044	1,332,901	1,404,891
Total Multi-Purpose Properties				37,820,267
Total 504 First Lien Loans (identified cost of $44,419,406)				$45,153,595

	Shares	Fair Value

Short-Term Investments – 17.07%
Federated Government Obligations Fund, 0.01%(b)	9,323,340	9,323,340
Total Short-Term Investments (Cost $9,323,340)		9,323,340

Total Investments – 99.72% (Cost $53,742,746 )		54,476,935
Other Assets in Excess of Liabilities – 0.28%		153,792
Total Net Assets –100.00%		$54,630,727

(a)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.
(b)	The rate shown is the annualized 7-day yield as of September 30, 2015.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short-term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•        Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$7,333,328	$7,333,328
Multi-purpose Properties	-	-	37,820,267	37,820,267
Short-Term Investment	9,323,340	-	-	9,323,340
Total	$9,323,340	$-	$45,153,595	$54,476,935

For the period ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments		Unrealized appreciation (depreciation) on investments
	Balance as of June 30, 2015			Realized Gain (Loss)		Amortization of discount and premium	Balance as of September 30, 2015
Investments
Hospitality Properties	$9,582,782	$2,605,633	$(4,940,353)	$6,057	$83,673	$(4,464)	$7,333,328
Multipurpose Properties	29,280,525	8,038,835	(121,898)	-	626,811	(4,006)	37,820,267
Total Investments	$38,863,307	$10,644,468	$(5,062,251)	$6,057	$710,484	$(8,470)	$45,153,595

Change in unrealized appreciation/(depreciation) from Level 3 investments held at September 30, 2015 is $711,679.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30 2015:
						Impact to Fair Value from an Increase in Input
	FairValue as of September 30, 2015			Weighted Average
Type of Level 3 Investment		Valuation Technique	Unobservable Inputs		Range
Hospitality Properties	$ 7,333,328	Discounted Cash Flows	Purchase Price	$101.00	$100 - 104	Decrease**
			Debt Service Coverage Ratio	2.04	1.27 - 2.74	N/A*
			Effective Loan to Value Ratio	50%	46% - 53%	Decrease
			Average Personal Credit Score	715	687 - 761	N/A*

Multipurpose Properties	37,820,267	Discounted Cash Flows	Purchase Price	$102.49	$100 -105	Decrease**
			Debt Service Coverage Ratio	1.54	1.00 - 3.28	N/A*
			Effective Loan to Value Ratio	50%	37% - 63%	Decrease
			Average Personal Credit Score	754	686 - 819	N/A*

Total Level 3 Investments	$ 45,153,595

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes
At September 30, 2015, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$53,742,746

Gross unrealized appreciation	$734,189
Gross unrealized depreciation	-

Net unrealized appreciation/(depreciation) on investments	$734,189

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 504 Fund

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	November 25, 2015

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal financial officer)

Date	November 25, 2015